Payments, by Category - USD ($) $ in Millions		Taxes	Royalties	Fees	Prod. Entitlements	Bonuses	Comm. Social Resp.	Total Payments
Total	[1],[2]	$ 14.2	$ 283.8	$ 8.4	$ 10.8	$ 5.3	$ 2.6	$ 325.1

[1]	Amounts reported in this exhibit are shown in millions of U.S. dollars. All payments were made in the fiscal year 2025.
[2]	Murphy Oil Corporation did not make any payments for dividends or infrastructure improvement in the scope of this disclosure in 2025.